Convertible Debentures	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Convertible Debentures [Text Block]
Note 4	Convertible Debentures

On July 30, 2010 and October 29, 2010, the Company issued two convertible debentures in the principal amounts of $483,300 and $490,750, respectively, to an investor. The debentures were convertible by the holder, at any time prior to maturity, in whole or in part into common shares of the Company at a conversion price of $1.00 per share. On October 29, 2010, the Company issued a third convertible debenture in the principal amount of $490,750 to a company controlled by the Chairman of the Company. The debenture was convertible by the holder at any time prior to maturity, in whole or in part into common shares of the Company at a conversion price of $1.37 per share. The three convertible debentures were unsecured, bearing interest at the prime bank rate as quoted by the Bank of Montreal with interest payable monthly and maturing on July 30, 2012.

The convertible debentures may all be prepaid in whole or in part by the Company by paying 105% of the principal to be prepaid together with accrued and unpaid interest on or before July 30, 2011, or by paying 102.5% of the principal to be prepaid together with accrued and unpaid interest between July 31, 2011 and April 30, 2012, or by paying 100% of the principal to be prepaid together with accrued and unpaid interest between May 1, 2012 and July 30, 2012.

Pursuant to ASC Topic 470-20, “Debt with Conversion and Other Options,” The Company determined that the convertible debentures issued on October 29, 2010 contain a beneficial conversion feature, as the fair value of the Company’s common stock on the date of issuance was greater than the initial conversion price. Accordingly, the Company allocated $765,964 to the convertible debentures and $215,536 to the beneficial conversion feature. The amounts allocated to the beneficial conversion feature represent a discount on the debt financing which is accreted to income over the term of the debt. During the year ended April 30, 2011, the Company accreted $55,738 by way of discount on the debentures issued.

The convertible debentures issued on July 30, 2010 did not contain a beneficial conversion feature, as the fair value of the Company’s common stock on the date of issuance was equal to or less than the initial conversion price.

On June 14, 2011 all the outstanding convertible debentures of the Company in the aggregate principal amount of $1,464,800 were converted with a total of 1,332,261 common shares being issued to the holders. In addition, the Company accreted $159,798 by way of discount on the debentures issued.

Note 6	Convertible Debentures

On July 30, 2010 and October 29, 2010, the Company issued two convertible debentures in the principal amounts of $483,300 and $490,750, respectively, to an investor. The debentures are convertible by the holder, at any time prior to maturity, in whole or in part into common shares of the Company at a conversion price of $1.00 per share. On October 29, 2010, the Company issued a third convertible debenture in the principal amount of $490,750 to a company controlled by the Chairman of the Company. The debenture is convertible by the holder at any time prior to maturity, in whole or in part into common shares of the Company at a conversion price of $1.37 per share. The three convertible debentures are unsecured, bearing interest at the prime bank rate as quoted by the Bank of Montreal with interest payable monthly and maturing on July 30, 2012.

The convertible debentures may all be prepaid in whole or in part by the Company by paying 105% of the principal to be prepaid together with accrued and unpaid interest on or before July 30, 2011, or by paying 102.5% of the principal to be prepaid together with accrued and unpaid interest between July 31, 2011 and April 30, 2012, or by paying 100% of the principal to be prepaid together with accrued and unpaid interest between May 1, 2012 and July 30, 2012.

Pursuant to ASC Topic 470-20, “Debt with Conversion and Other Options,” The Company has determined that the convertible debentures issued on October 29, 2010 contain a beneficial conversion feature, as the fair value of the Company’s common stock on the date of issuance was greater than the initial conversion price. Accordingly, the Company allocated $765,964 to the convertible debentures and $215,536 to the beneficial conversion feature. The amounts allocated to the beneficial conversion feature represent a discount on the debt financing which is accreted to income over the term of the debt. During the year ended April 30, 2011, the Company accreted $55,738 by way of discount on the debentures issued.

The convertible debentures issued on July 30, 2010 did not contain a beneficial conversion feature, as the fair value of the Company’s common stock on the date of issuance was equal to or less than the initial conversion price.

The following table summarizes the Company’s outstanding debentures for the year ended April 30, 2011, and April 30, 2010.

	April 30,
	2011	2010
Issuance of convertible debenture	$1,464,800	$–
Beneficial conversion feature	(215,536)	–
Accretion of debenture discount	55,738	–
Convertible debentures as at April 30, 2011	$1,305,002	$–